FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value (USD $)	Jul. 31, 2014	Oct. 31, 2013
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	$ 10,352,534	$ 5,095,513
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	3,651,564	898,172
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	2,550,000
Fair Value, Inputs, Level 1 [Member] | Global Depository Receipts [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	4,150,970	4,197,341
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	10,352,534	5,095,513
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 2 [Member] | Global Depository Receipts [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 3 [Member] | Global Depository Receipts [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Cash and Cash Equivalents [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	3,651,564	898,172
Certificates of Deposit [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	2,550,000
Global Depository Receipts [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	$ 4,150,970	$ 4,197,341